UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584
Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 129.3%
Consumer, Non-cyclical - 25.3%
Molson Coors Brewing Co. — Class B1	6,136	$509,411
Estee Lauder Companies, Inc. — Class A1	5,569	449,307
Coca-Cola Co.1	11,161	447,778
Clorox Co.1	3,874	447,563
Procter & Gamble Co.1	6,220	447,467
Reynolds American, Inc.1	10,086	446,507
Kimberly-Clark Corp.1	4,090	445,974
Altria Group, Inc.1	8,092	440,205
Dr Pepper Snapple Group, Inc.1	5,566	439,992
PepsiCo, Inc.1	4,645	438,024
Automatic Data Processing, Inc.1	5,434	436,676
Campbell Soup Co.1	8,614	436,557
Hormel Foods Corp.1	6,895	436,523
Colgate-Palmolive Co.1	6,872	436,097
Eli Lilly & Co.1	5,202	435,356
Edwards Lifesciences Corp.*,1	3,059	434,898
Monster Beverage Corp.*,1	3,205	433,124
McCormick & Company, Inc.1	5,263	432,513
Brown-Forman Corp. — Class B1	4,426	428,880
Hershey Co.1	4,666	428,712
Johnson & Johnson1	4,579	427,450
Western Union Co.1	23,241	426,705
H&R Block, Inc.1	11,772	426,146
Cintas Corp.1	4,962	425,491
Bristol-Myers Squibb Co.1	7,186	425,411
Philip Morris International, Inc.1	5,355	424,812
General Mills, Inc.1	7,536	422,996
Tyson Foods, Inc. — Class A1	9,812	422,897
Kellogg Co.1	6,352	422,726
Robert Half International, Inc.1	8,258	422,479
Quanta Services, Inc.*,1	17,441	422,247
Equifax, Inc.1	4,342	421,956
MasterCard, Inc. — Class A1	4,658	419,779
Coca-Cola Enterprises, Inc.1	8,679	419,630
Constellation Brands, Inc. — Class A1	3,340	418,201
JM Smucker Co.1	3,665	418,140
Henry Schein, Inc.*	3,147	417,669
Danaher Corp.1	4,900	417,529
Mondelez International, Inc. — Class A1	9,971	417,486
Whole Foods Market, Inc.1	13,175	416,989
UnitedHealth Group, Inc.1	3,585	415,896
Becton Dickinson and Co.1	3,131	415,340
Sysco Corp.1	10,652	415,108
Total System Services, Inc.1	9,120	414,322
ConAgra Foods, Inc.1	10,212	413,688
Boston Scientific Corp.*,1	25,196	413,466
Archer-Daniels-Midland Co.1	9,938	411,930
Kroger Co.1	11,412	411,631
Cigna Corp.1	3,048	411,541
Moody's Corp.1	4,190	411,458
CR Bard, Inc.1	2,208	411,372
DaVita HealthCare Partners, Inc.*,1	5,674	410,400
Avery Dennison Corp.1	7,248	410,019

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Consumer, Non-cyclical - 25.3% (continued)
DENTSPLY International, Inc.1	8,092	$409,212
Express Scripts Holding Co.*,1	5,037	407,796
Medtronic plc1	6,088	407,531
Kraft Heinz Co.1	5,769	407,176
Humana, Inc.1	2,272	406,688
Pfizer, Inc.1	12,907	405,409
Anthem, Inc.1	2,893	405,020
Merck & Company, Inc.1	8,170	403,516
Patterson Companies, Inc.1	9,306	402,485
Stryker Corp.1	4,270	401,807
ADT Corp.1	13,429	401,527
Zimmer Biomet Holdings, Inc.1	4,247	398,921
Universal Health Services, Inc. — Class B	3,194	398,643
Quest Diagnostics, Inc.1	6,485	398,633
McKesson Corp.1	2,153	398,370
Mead Johnson Nutrition Co. — Class A1	5,628	396,211
Varian Medical Systems, Inc.*,1	5,370	396,199
Aetna, Inc.1	3,610	394,970
Abbott Laboratories1	9,803	394,277
Endo International plc*	5,689	394,134
PayPal Holdings, Inc.*,1	12,684	393,711
Biogen, Inc.*,1	1,349	393,651
Allergan plc*,1	1,441	391,678
AbbVie, Inc.1	7,170	390,120
Zoetis, Inc.	9,457	389,439
Laboratory Corporation of America Holdings*,1	3,590	389,407
McGraw Hill Financial, Inc.1	4,500	389,250
HCA Holdings, Inc.*	5,025	388,734
Baxter International, Inc.1	11,814	388,090
AmerisourceBergen Corp. — Class A1	4,079	387,464
Alexion Pharmaceuticals, Inc.*,1	2,475	387,065
St. Jude Medical, Inc.1	6,098	384,723
Cardinal Health, Inc.1	5,006	384,561
Amgen, Inc.1	2,777	384,115
Gilead Sciences, Inc.1	3,882	381,174
Intuitive Surgical, Inc.*,1	826	379,613
Baxalta, Inc.1	11,884	374,465
Perrigo Company plc1	2,368	372,416
Celgene Corp.*,1	3,433	371,348
Regeneron Pharmaceuticals, Inc.*,1	798	371,182
United Rentals, Inc.*	6,127	367,926
Keurig Green Mountain, Inc.1	6,988	364,354
Mylan N.V.*,1	8,747	352,154
Tenet Healthcare Corp.*,1	9,081	335,271
Mallinckrodt plc*,1	5,185	331,529
Vertex Pharmaceuticals, Inc.*	3,174	330,540
Total Consumer, Non-cyclical		40,456,979
Financial - 23.0%
Iron Mountain REIT, Inc.1	14,995	465,145
Welltower REIT, Inc.1	6,775	458,803
Ventas REIT, Inc.1	8,081	453,021
Kimco Realty REIT Corp.1	18,502	452,004
Equity Residential REIT1	6,002	450,870
Hudson City Bancorp, Inc.1	44,236	449,880

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Financial - 23.0% (continued)
AvalonBay Communities, REIT Inc.1	2,567	$448,763
Plum Creek Timber Company REIT, Inc.1	11,351	448,478
Realty Income REIT Corp.	9,440	447,362
Public Storage REIT1	2,105	445,481
ProLogis REIT, Inc.1	11,430	444,627
Essex Property Trust REIT, Inc.1	1,984	443,265
General Growth Properties REIT, Inc. 1	17,056	442,944
Boston Properties REIT, Inc.1	3,735	442,224
Macerich REIT Co.1	5,735	440,563
HCP REIT, Inc.1	11,791	439,215
Nasdaq, Inc.1	8,223	438,533
SL Green Realty REIT Corp.	4,051	438,156
Assurant, Inc.1	5,539	437,635
Simon Property Group REIT, Inc.1	2,375	436,335
ACE Ltd.1	4,219	436,245
Apartment Investment & Management REIT Co. — Class A1	11,775	435,911
Alliance Data Systems Corp.*,1	1,678	434,568
Vornado Realty Trust REIT1	4,788	432,931
People's United Financial, Inc.1	27,473	432,150
Chubb Corp.1	3,520	431,728
Progressive Corp.1	14,077	431,319
M&T Bank Corp.1	3,516	428,776
Cincinnati Financial Corp.1	7,965	428,517
Crown Castle International REIT Corp.	5,412	426,844
Allstate Corp.1	7,319	426,259
Weyerhaeuser REIT Co.1	15,577	425,875
Travelers Companies, Inc.1	4,277	425,690
Aflac, Inc.1	7,319	425,454
U.S. Bancorp1	10,364	425,027
Hartford Financial Services Group, Inc.1	9,261	423,969
Loews Corp.1	11,720	423,561
Intercontinental Exchange, Inc.1	1,801	423,217
Ameriprise Financial, Inc.1	3,878	423,206
Berkshire Hathaway, Inc. — Class B*,1	3,239	422,366
Bank of New York Mellon Corp.1	10,757	421,136
Discover Financial Services1	8,089	420,547
PNC Financial Services Group, Inc.1	4,710	420,132
American Tower REIT Corp. — Class A1	4,767	419,401
Visa, Inc. — Class A1	6,014	418,935
Principal Financial Group, Inc.1	8,833	418,154
XL Group plc — Class A1	11,504	417,825
American Express Co.1	5,636	417,797
CME Group, Inc. — Class A1	4,504	417,701
BlackRock, Inc. — Class A1	1,403	417,350
Huntington Bancshares, Inc.1	39,366	417,280
T. Rowe Price Group, Inc.1	5,994	416,583
Torchmark Corp.1	7,385	416,514

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Financial - 23.0% (continued)
Unum Group1	12,978	$416,334
Comerica, Inc.1	10,120	415,932
BB&T Corp.1	11,678	415,737
Legg Mason, Inc.1	9,989	415,642
CBRE Group, Inc. — Class A*,1	12,986	415,552
Wells Fargo & Co.1	8,087	415,267
JPMorgan Chase & Co.1	6,802	414,718
American International Group, Inc.1	7,295	414,502
Northern Trust Corp.1	6,077	414,208
Zions Bancorporation1	15,016	413,541
MetLife, Inc.1	8,769	413,458
Affiliated Managers Group, Inc.*,1	2,418	413,454
Bank of America Corp.1	26,531	413,353
E*TRADE Financial Corp.*,1	15,697	413,302
Citigroup, Inc.1	8,328	413,152
Aon plc1	4,660	412,922
SunTrust Banks, Inc.1	10,771	411,883
Marsh & McLennan Companies, Inc.1	7,867	410,815
Prudential Financial, Inc.1	5,387	410,543
KeyCorp1	31,499	409,802
Capital One Financial Corp.1	5,625	407,925
Fifth Third Bancorp1	21,525	407,038
Lincoln National Corp.1	8,523	404,502
Invesco Ltd.1	12,943	404,210
Regions Financial Corp.1	44,748	403,179
Franklin Resources, Inc.1	10,795	402,222
Equinix, Inc. REIT	1,469	401,625
State Street Corp.1	5,950	399,900
Goldman Sachs Group, Inc.1	2,297	399,127
Charles Schwab Corp.1	13,957	398,612
Morgan Stanley1	12,520	394,380
Genworth Financial, Inc. — Class A*,1	83,438	385,484
Navient Corp.1	34,179	384,172
Host Hotels & Resorts REIT, Inc.1	23,988	379,250
Total Financial		36,772,015
Consumer, Cyclical - 19.0%
NIKE, Inc. — Class B1	3,806	468,024
Advance Auto Parts, Inc.	2,434	461,316
Ralph Lauren Corp. — Class A1	3,879	458,343
Dollar General Corp.1	6,048	438,116
Johnson Controls, Inc.1	10,565	436,968
Costco Wholesale Corp.1	3,017	436,168
O'Reilly Automotive, Inc.*,1	1,731	432,750
McDonald's Corp.1	4,369	430,477
Target Corp.1	5,464	429,798
Starbucks Corp.1	7,528	427,891
Lowe's Companies, Inc.1	6,201	427,373
Dollar Tree, Inc.*,1	6,403	426,824
Wal-Mart Stores, Inc.1	6,582	426,777
Harley-Davidson, Inc.1	7,768	426,463
Under Armour, Inc. — Class A*	4,406	426,413
Home Depot, Inc.1	3,686	425,696
General Motors Co.1	14,114	423,703
Delphi Automotive plc1	5,570	423,543
AutoZone, Inc.*,1	585	423,441

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Consumer, Cyclical - 19.0% (continued)
TJX Companies, Inc.1	5,927	$423,307
Genuine Parts Co.1	5,101	422,822
Goodyear Tire & Rubber Co.1	14,386	421,941
AutoNation, Inc.*,1	7,248	421,688
Ford Motor Co.1	31,039	421,199
Chipotle Mexican Grill, Inc. — Class A*,1	584	420,626
Southwest Airlines Co.1	11,042	420,038
CarMax, Inc.*,1	7,068	419,274
Coach, Inc.1	14,455	418,183
Yum! Brands, Inc.1	5,226	417,819
Harman International Industries, Inc.1	4,347	417,269
Signet Jewelers Ltd.	3,056	416,013
Best Buy Company, Inc.1	11,196	415,596
L Brands, Inc.1	4,609	415,409
Darden Restaurants, Inc.1	6,058	415,215
Nordstrom, Inc.1	5,782	414,627
Urban Outfitters, Inc.*,1	14,040	412,495
WW Grainger, Inc.1	1,917	412,174
Ross Stores, Inc.1	8,501	412,043
Carnival Corp.1	8,282	411,616
Hanesbrands, Inc.	14,199	410,919
Tiffany & Co.1	5,313	410,270
BorgWarner, Inc.1	9,858	409,994
GameStop Corp. — Class A1	9,947	409,916
VF Corp.1	5,992	408,714
Royal Caribbean Cruises Ltd.1	4,583	408,299
Tractor Supply Co.	4,838	407,940
Michael Kors Holdings Ltd.*	9,639	407,151
Delta Air Lines, Inc.1	9,070	406,971
Fossil Group, Inc.*,1	7,243	404,739
CVS Health Corp.1	4,192	404,444
Fastenal Co.1	11,005	402,893
Hasbro, Inc.1	5,545	400,016
DR Horton, Inc.1	13,579	398,680
Leggett & Platt, Inc.1	9,658	398,393
Marriott International, Inc. — Class A1	5,829	397,537
United Continental Holdings, Inc.*	7,488	397,238
Newell Rubbermaid, Inc.1	10,003	397,219
Mattel, Inc.1	18,830	396,560
Bed Bath & Beyond, Inc.*,1	6,920	394,578
Lennar Corp. — Class A1	8,146	392,067
American Airlines Group, Inc.	10,096	392,028
Walgreens Boots Alliance, Inc.1	4,707	391,152
Kohl's Corp.1	8,387	388,402
Wyndham Worldwide Corp.1	5,392	387,685
PACCAR, Inc.1	7,405	386,319
Whirlpool Corp.1	2,610	384,349
Starwood Hotels & Resorts Worldwide, Inc.1	5,774	383,856
PulteGroup, Inc.1	20,313	383,306
PVH Corp.1	3,732	380,440
Macy's, Inc.1	7,313	375,303
The Gap, Inc.1	13,159	375,032
Mohawk Industries, Inc.*,1	2,059	374,306
Staples, Inc.1	30,704	360,158

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Consumer, Cyclical - 19.0% (continued)
Wynn Resorts Ltd.1	6,284	$333,806
Total Consumer, Cyclical		30,360,118
Industrial - 16.6%
Owens-Illinois, Inc.*,1	21,246	440,217
Union Pacific Corp.1	4,941	436,834
Raytheon Co.1	3,994	436,384
Republic Services, Inc. — Class A1	10,518	433,342
United Parcel Service, Inc. — Class B1	4,379	432,163
Xylem, Inc.1	13,098	430,270
General Electric Co.1	17,056	430,151
3M Co.1	3,012	427,011
Lockheed Martin Corp.1	2,058	426,644
Garmin Ltd.1	11,857	425,429
Precision Castparts Corp.1	1,852	425,423
Waste Management, Inc.1	8,511	423,933
Thermo Fisher Scientific, Inc.1	3,463	423,456
Stericycle, Inc.*,1	3,039	423,363
Roper Technologies, Inc.1	2,688	421,210
L-3 Communications Holdings, Inc.1	4,029	421,111
Amphenol Corp. — Class A1	8,255	420,675
Harris Corp.1	5,744	420,174
CH Robinson Worldwide, Inc.1	6,196	419,965
TE Connectivity Ltd.1	7,004	419,470
FLIR Systems, Inc.1	14,979	419,262
Illinois Tool Works, Inc.1	5,092	419,123
Northrop Grumman Corp.1	2,525	419,024
AMETEK, Inc.1	7,996	418,351
Kansas City Southern1	4,597	417,775
Boeing Co.1	3,160	413,802
General Dynamics Corp.1	2,999	413,712
Stanley Black & Decker, Inc.1	4,261	413,232
Corning, Inc.1	24,083	412,301
Rockwell Collins, Inc.1	5,030	411,655
Norfolk Southern Corp.1	5,375	410,650
United Technologies Corp.1	4,609	410,155
Flowserve Corp.1	9,966	410,001
Expeditors International of Washington, Inc.1	8,679	408,347
Emerson Electric Co.1	9,243	408,263
PerkinElmer, Inc.1	8,877	407,987
Rockwell Automation, Inc.1	4,018	407,706
Snap-on, Inc.1	2,696	406,934
Agilent Technologies, Inc.1	11,834	406,261
FedEx Corp.1	2,817	405,592
Allegion plc1	7,019	404,715
Honeywell International, Inc.1	4,272	404,516
Waters Corp.*,1	3,415	403,687
Dover Corp.1	7,027	401,804
CSX Corp.1	14,932	401,671
Pentair plc1	7,821	399,184
Fluor Corp.1	9,406	398,344
Ball Corp.1	6,389	397,396
Deere & Co.1	5,370	397,380
J.B. Hunt Transport Services, Inc.	5,558	396,841

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Industrial - 16.6% (continued)
Jacobs Engineering Group, Inc.*,1	10,588	$396,309
Tyco International plc1	11,834	395,966
Textron, Inc.1	10,505	395,408
Masco Corp.1	15,697	395,250
Ingersoll-Rand plc1	7,737	392,807
Eaton Corporation plc1	7,637	391,778
Sealed Air Corp.1	8,321	390,088
Parker-Hannifin Corp.1	4,005	389,687
Ryder System, Inc.1	5,197	384,786
Cummins, Inc.1	3,532	383,505
Caterpillar, Inc.1	5,859	382,944
Vulcan Materials Co.1	4,293	382,936
Martin Marietta Materials, Inc.1	2,482	377,140
WestRock Co.1	7,243	372,580
Joy Global, Inc.1	24,054	359,126
Total Industrial		26,573,206
Technology - 12.5%
NVIDIA Corp.1	18,788	463,123
Activision Blizzard, Inc.	14,599	450,963
Paychex, Inc.1	9,310	443,435
Texas Instruments, Inc.1	8,946	443,006
Adobe Systems, Inc.*,1	5,374	441,850
Intel Corp.1	14,440	435,222
Red Hat, Inc.*,1	6,034	433,723
Microsoft Corp.1	9,787	433,173
Xilinx, Inc.1	10,149	430,318
Accenture plc — Class A1	4,371	429,495
Fiserv, Inc.*,1	4,944	428,200
Analog Devices, Inc.1	7,552	426,009
Dun & Bradstreet Corp.1	4,053	425,565
Cognizant Technology Solutions Corp. — Class A*,1	6,777	424,308
Linear Technology Corp.1	10,489	423,231
Intuit, Inc.1	4,765	422,894
salesforce.com, Inc.*,1	6,075	421,787
Altera Corp.1	8,418	421,573
SanDisk Corp.1	7,743	420,677
Computer Sciences Corp.1	6,843	420,023
Western Digital Corp.1	5,284	419,761
CA, Inc.1	15,352	419,109
International Business Machines Corp.1	2,888	418,673
Citrix Systems, Inc.*,1	6,039	418,382
Electronic Arts, Inc.*,1	6,175	418,356
QUALCOMM, Inc.1	7,785	418,288
EMC Corp.1	17,299	417,944
Microchip Technology, Inc.1	9,696	417,801
Teradata Corp.*,1	14,382	416,503
KLA-Tencor Corp.1	8,310	415,500
Pitney Bowes, Inc.1	20,830	413,476
Broadcom Corp. — Class A1	8,017	412,314
Apple, Inc.1	3,726	410,978
Fidelity National Information Services, Inc.1	6,112	409,993
Cerner Corp.*,1	6,807	408,148
Skyworks Solutions, Inc.	4,827	406,482
Avago Technologies Ltd.1	3,246	405,782
Autodesk, Inc.*,1	9,191	405,691
Oracle Corp.1	11,222	405,339

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Technology - 12.5% (continued)
Applied Materials, Inc.1	27,454	$403,299
Hewlett-Packard Co.1	15,674	401,411
NetApp, Inc.1	13,475	398,860
Xerox Corp.1	40,801	396,994
Akamai Technologies, Inc.*,1	5,699	393,573
Seagate Technology plc1	8,695	389,536
Lam Research Corp.1	5,924	387,015
Micron Technology, Inc.*,1	25,329	379,428
Qorvo, Inc.*	7,951	358,193
Total Technology		20,005,404
Energy - 10.2%
Chevron Corp.1	5,615	442,911
Pioneer Natural Resources Co.1	3,595	437,295
Exxon Mobil Corp.1	5,854	435,245
Marathon Oil Corp.1	28,199	434,265
Tesoro Corp.1	4,452	432,913
ConocoPhillips1	8,985	430,920
Occidental Petroleum Corp.1	6,361	420,780
Baker Hughes, Inc.1	8,017	417,204
National Oilwell Varco, Inc.1	11,013	414,640
Apache Corp.1	10,586	414,548
Chesapeake Energy Corp.1	56,213	412,041
Marathon Petroleum Corp.1	8,890	411,874
Noble Energy, Inc.1	13,643	411,746
Cimarex Energy Co.1	4,015	411,457
Newfield Exploration Co.*,1	12,469	410,230
Spectra Energy Corp.1	15,599	409,785
Helmerich & Payne, Inc.1	8,623	407,524
Valero Energy Corp.1	6,764	406,516
Devon Energy Corp.1	10,956	406,358
Hess Corp.1	8,106	405,786
Phillips 661	5,280	405,715
FMC Technologies, Inc.*,1	13,078	405,418
Cameron International Corp.*,1	6,601	404,773
Halliburton Co.1	11,440	404,404
Cabot Oil & Gas Corp. — Class A1	18,381	401,809
EOG Resources, Inc.1	5,516	401,565
Schlumberger Ltd.1	5,774	398,233
Anadarko Petroleum Corp.1	6,482	391,448
Kinder Morgan, Inc.1	14,138	391,339
ONEOK, Inc.1	12,093	389,395
Ensco plc — Class A1	27,489	387,045
Transocean Ltd.1	29,883	386,088
Murphy Oil Corp.1	15,890	384,538
Equities Corp. 1	5,862	379,682
Range Resources Corp.1	11,665	374,680
First Solar, Inc.*,1	8,722	372,866
Williams Companies, Inc.1	9,903	364,926
Southwestern Energy Co.*,1	27,614	350,422
Diamond Offshore Drilling, Inc.1	19,351	334,772
CONSOL Energy, Inc.1	33,961	332,818
Columbia Pipeline Group, Inc.1	18,109	331,214
Total Energy		16,367,188
Communications - 9.1%
Cablevision Systems Corp. — Class A1	15,308	497,050
Netflix, Inc.*,1	4,364	450,628
VeriSign, Inc.*,1	6,153	434,156
Motorola Solutions, Inc.1	6,344	433,803

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Communications - 9.1% (continued)
Juniper Networks, Inc.1	16,847	$433,136
Expedia, Inc.1	3,649	429,414
Cisco Systems, Inc.1	16,355	429,319
AT&T, Inc.1	13,006	423,736
Time Warner, Inc.1	6,078	417,862
F5 Networks, Inc.*,1	3,601	416,996
Walt Disney Co.1	4,073	416,261
Facebook, Inc. — Class A*,1	4,623	415,608
Viacom, Inc. — Class B1	9,610	414,672
Symantec Corp.1	21,288	414,477
Omnicom Group, Inc.1	6,289	414,445
Interpublic Group of Companies, Inc.1	21,646	414,088
Nielsen Holdings plc	9,275	412,459
Level 3 Communications, Inc.*,1	9,421	411,603
Amazon.com, Inc.*,1	804	411,559
TEGNA, Inc.1	18,366	411,215
Priceline Group, Inc.*,1	330	408,164
Time Warner Cable, Inc.1	2,270	407,170
CenturyLink, Inc.1	16,193	406,768
Verizon Communications, Inc.1	9,306	404,904
TripAdvisor, Inc.*,1	6,359	400,744
eBay, Inc.*,1	16,168	395,146
Scripps Networks Interactive, Inc. — Class A1	8,005	393,766
Yahoo!, Inc.*,1	13,540	391,441
CBS Corp. — Class B1	9,687	386,511
Frontier Communications Corp.1	79,991	379,957
Comcast Corp. — Class A1	6,569	373,645
Twenty-First Century Fox, Inc. — Class A1	12,570	339,139
News Corp. — Class A1	26,796	338,165
Google, Inc. — Class A*,1	332	211,939
Google, Inc. — Class C*,1	333	202,605
Discovery Communications, Inc. — Class C*,1	10,438	253,539
Discovery Communications, Inc. — Class A*,1	5,963	155,217
Twenty-First Century Fox, Inc. — Class B	3,459	93,635
News Corp. — Class B	5,768	73,946
Comcast Corp. — Class A	962	55,065
Total Communications		14,573,953
Utilities - 8.1%
NiSource, Inc.1	25,620	475,251
PPL Corp.1	14,343	471,741
Eversource Energy1	9,233	467,375
SCANA Corp.1	8,255	464,427
WEC Energy Group, Inc.1	8,888	464,131
PG&E Corp.1	8,785	463,848
Edison International1	7,347	463,375
Ameren Corp.1	10,962	463,364
CMS Energy Corp.1	13,026	460,078
Pinnacle West Capital Corp.1	7,117	456,484
Public Service Enterprise Group, Inc.1	10,823	456,298
Consolidated Edison, Inc.1	6,821	455,984
Sempra Energy1	4,712	455,745
Xcel Energy, Inc.1	12,833	454,417

	Shares	Value
COMMON STOCKS† - 129.3% (continued)
Utilities - 8.1% (continued)
DTE Energy Co.1	5,604	$450,393
American Electric Power Company, Inc.1	7,913	449,933
Duke Energy Corp.1	6,227	447,970
Pepco Holdings, Inc.1	18,462	447,150
Southern Co.1	9,964	445,391
Dominion Resources, Inc.1	6,280	441,986
Entergy Corp.1	6,789	441,964
FirstEnergy Corp.1	13,911	435,553
CenterPoint Energy, Inc.1	24,056	433,970
NextEra Energy, Inc.1	4,440	433,122
AGL Resources, Inc.1	6,976	425,815
Exelon Corp.1	14,328	425,542
TECO Energy, Inc.1	15,938	418,532
AES Corp.1	38,234	374,311
NRG Energy, Inc.1	23,064	342,500
Talen Energy Corp.*	-	4
Total Utilities		12,886,654
Basic Materials - 5.2%
Alcoa, Inc.1	44,098	425,987
Ecolab, Inc.1	3,869	424,507
LyondellBasell Industries N.V. — Class A1	5,080	423,468
EI du Pont de Nemours & Co.1	8,785	423,437
Sigma-Aldrich Corp.1	3,046	423,150
Newmont Mining Corp.1	26,203	421,082
Praxair, Inc.1	4,062	413,755
Dow Chemical Co.1	9,720	412,128
International Flavors & Fragrances, Inc.1	3,972	410,149
Airgas, Inc.1	4,512	403,057
Air Products & Chemicals, Inc.1	3,119	397,922
Eastman Chemical Co.1	6,090	394,145
Monsanto Co.1	4,601	392,649
International Paper Co.1	10,220	386,214
PPG Industries, Inc.1	4,400	385,836
Nucor Corp.1	10,103	379,368
Sherwin-Williams Co.1	1,664	370,706
Freeport-McMoRan, Inc.1	37,327	361,699
FMC Corp.1	10,229	346,865
CF Industries Holdings, Inc.1	7,615	341,914
Mosaic Co.1	10,872	338,228
Total Basic Materials		8,276,266
Diversified - 0.3%
Leucadia National Corp.1	20,440	414,114
Total Common Stocks
(Cost $207,785,092)		206,685,897
SHORT TERM INVESTMENTS† - 2.1%
Dreyfus Treasury Prime Cash
Management Institutional Shares1	3,277,430	3,277,430
Total Short Term Investments
(Cost $3,277,430)		3,277,430
Total Investments - 131.4%
(Cost $211,062,522)		$209,963,327

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015

	Contracts	Value
OPTIONS WRITTEN*,† - (0.3)%
Call options on:
SPDR S&P MidCap 400 ETF Trust Expiring October 2015 with strike price of $265.00	421	$(5,262)
Basic Materials Select Sector SPDR Fund Expiring October 2015 with strike price of $43.00	1,289	(7,089)
Consumer Discretionary Select Sector SPDR Fund Expiring October 2015 with strike price of $78.00	716	(8,950)
Industrial Select Sector SPDR Fund Expiring October 2015 with strike price of $52.00	1,061	(16,976)
Russell 2000 Index Expiring October 2015 with strike price of $1,170.00	460	(27,600)

	Contracts	Value
OPTIONS WRITTEN*,† - (0.3)% (continued)
Energy Select Sector SPDR Fund Expiring October 2015 with strike price of $64.00	853	$(43,930)
Financial Select Sector SPDR Fund Expiring October 2015 with strike price of $23.00	2,391	(56,189)
S&P 500 Index Expiring October 2015 with strike price of $2,010.00	359	(96,930)
Dow Jones Industrial Average Index Expiring October 2015 with strike price of $168.00	3,305	(175,165)
Total Call Options Written
(Premiums received $2,703,325)		(438,091)
Other Assets & Liabilities, net - (31.1)%		(49,665,925)
Total Net Assets - 100.0%		$159,859,311

Other Information (unaudited)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of September 30, 2015, the total amount segregated $167,556,290.

N.V.	Publicly Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Equal Weight Enhanced Equity Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Exchange traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time.  Investments in foreign securities may involve risks not present in domestic investments.

The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Adviser are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review by the Valuation
Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets:
Common Stocks*	$206,685,897	$–	$–	$206,685,897
Short Term Investments	$3,277,430	$–	$–	$3,277,430
Total Assets	$209,963,327	$–	$–	$209,963,327
Liabilities:
Call Options Written	$438,091	$–	$–	$438,091
Total Liabilities	$438,091	$–	$–	$438,091
*Refer to Portfolio of Investments for breakout by industry.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended September 30, 2015.

3.	Federal Income Taxes
At September 30, 2015, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation On Investments
$211,986,384	$21,337,061	$(23,360,118)	$(2,023,057)

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      November 20, 2015

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      November 20, 2015